SHARE-BASED PAYMENTS - Expenses recognized from share-based payment transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Expenses recognized from share-based payment transactions
Restricted and performance share units	$ 3.8	$ 0.1
Equity-settled share options	2.7	1.0
Cash-settled awards	0.0	(1.0)
Total	$ 6.5	$ 0.1